Offsets	Apr. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-34465
Initial Filing Date	Apr. 15, 2026
Fee Offset Claimed	$ 282,579.02
Explanation for Claimed Amount	The Company previously paid $282,579.02 upon the filing of its Preliminary Proxy Statement on Schedule 14A on April 15, 2026 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	SELECT MEDICAL HOLDINGS CORP
Form or Filing Type	SC 14A
File Number	001-34465
Filing Date	Apr. 15, 2026
Fee Paid with Fee Offset Source	$ 282,579.02